Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$106,512,535.60	0.2623461	$74,093,865.54	0.1824972	$32,418,670.06
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$766,842,535.60	0.5786050	$734,423,865.54	0.5541441	$32,418,670.06

Weighted Avg. Coupon (WAC)	3.25%		3.24%
Weighted Avg. Remaining Maturity (WARM)	44.70		43.78
Pool Receivables Balance	$802,816,457.65		$769,665,414.65
Remaining Number of Receivables	56,934		55,837

Adjusted Pool Balance	$786,872,735.98		$754,454,065.92

III. COLLECTIONS

Principal:
Principal Collections	$31,561,423.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$870,585.44
Total Principal Collections	$32,432,008.87

Interest:
Interest Collections	$2,154,150.44
Late Fees & Other Charges	$54,771.05
Interest on Repurchase Principal	$-
Total Interest Collections	$2,208,921.49

Collection Account Interest	$2,530.69
Reserve Account Interest	$278.30
Servicer Advances	$-

Total Collections	$34,643,739.35

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$34,643,739.35
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,643,739.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$669,013.71		$669,013.71	$669,013.71
Collection Account Interest					$2,530.69
Late Fees & Other Charges					$54,771.05
Total due to Servicer					$726,315.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$39,054.60		$39,054.60
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$514,267.60		$514,267.60	$514,267.60

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$33,244,158.30

9. Regular Principal Distribution Amount:					$32,418,670.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$32,418,670.06
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,418,670.06		$32,418,670.06
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$32,418,670.06		$32,418,670.06

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					825,488.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,943,721.67
Beginning Period Amount	$15,943,721.67
Current Period Amortization	$732,372.95
Ending Period Required Amount	$15,211,348.73
Ending Period Amount	$15,211,348.73
Next Distribution Date Required Amount	$14,496,832.99

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.55%	2.65%	2.65%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.63%	55,071	98.16%	$755,472,116.66
30 - 60 Days	1.02%	570	1.36%	$10,488,727.49
61 - 90 Days	0.30%	168	0.41%	$3,191,177.13
91 + Days	0.05%	28	0.07%	$513,393.37
		55,837		$769,665,414.65
Total
Delinquent Receivables 61 + days past due	0.35%	196	0.48%	$3,704,570.50
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	164	0.37%	$2,967,328.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	167	0.38%	$3,200,071.15
Three-Month Average Delinquency Ratio	0.31%		0.41%

Repossession in Current Period		53		$993,300.00
Repossession Inventory		128		$693,948.20

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,589,619.57
Recoveries				$(870,585.44)
Net Charge-offs for Current Period				$719,034.13

Beginning Pool Balance for Current Period				$802,816,457.65

Net Loss Ratio				1.07%
Net Loss Ratio for 1st Preceding Collection Period				0.88%
Net Loss Ratio for 2nd Preceding Collection Period				1.15%
Three-Month Average Net Loss Ratio for Current Period				1.03%

Cumulative Net Losses for All Periods				$11,301,224.34
Cumulative Net Losses as a % of Initial Pool Balance				0.83%

Principal Balance of Extensions				$4,205,331.35
Number of Extensions				212